Schedule of Allowance for Contract Assets (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Contract Assetsliabilities
Beginning balance
Addition			115,558	154,077	396,528
Write-off			(115,558)	(154,077)	(396,528)
Ending balance